CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Cost of revenues USD ($)	Dec. 31, 2014 Cost of revenues RUB	Dec. 31, 2013 Cost of revenues RUB	Dec. 31, 2012 Cost of revenues RUB	Dec. 31, 2014 Product development USD ($)	Dec. 31, 2014 Product development RUB	Dec. 31, 2013 Product development RUB	Dec. 31, 2012 Product development RUB	Dec. 31, 2014 Sales, general and administrative USD ($)	Dec. 31, 2014 Sales, general and administrative RUB	Dec. 31, 2013 Sales, general and administrative RUB	Dec. 31, 2012 Sales, general and administrative RUB
Share-based compensation expenses	$ 1.8	101.0	61.0	33.0	$ 13.9	780.0	435.0	221.0	$ 5.8	329.0	258.0	122.0